Credit Risk - Disclosure of Balances with Other Banco Santander Companies (Details) - Santander UK Group Holdings plc - GBP (£) £ in Billions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets	£ 5.4	£ 5.6
Financial liabilities	15.5	17.4
Spain
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.8	1.4
Financial liabilities	1.2	1.8
UK
Disclosure of detailed information about financial instruments [line items]
Financial assets	4.6	4.2
Financial liabilities	14.3	15.6
Banks
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.8	1.4
Financial liabilities	1.1	1.7
Banks | Spain
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.8	1.4
Financial liabilities	1.1	1.7
Banks | UK
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Financial liabilities	0.0	0.0
Other
Disclosure of detailed information about financial instruments [line items]
Financial assets	4.6	4.2
Financial liabilities	14.4	15.7
Other | Spain
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Financial liabilities	0.1	0.1
Other | UK
Disclosure of detailed information about financial instruments [line items]
Financial assets	4.6	4.2
Financial liabilities	14.3	15.6
Corporate
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Financial liabilities	0.0	0.0
Corporate | Spain
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Financial liabilities	0.0	0.0
Corporate | UK
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Financial liabilities	£ 0.0	£ 0.0